Note 25 - Income Taxes (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Tax effect from change in tax rate	[1]			$ 9,472,000
BB Photonics [member]
Statement Line Items [Line Items]
Increase (decrease) through business combinations, deferred tax liability (asset)		$ 928,000
CANADA
Statement Line Items [Line Items]
Applicable tax rate		26.50%	26.50%	26.50%
UNITED STATES
Statement Line Items [Line Items]
Applicable tax rate		21.00%		35.00%

[1]	Due to the reduction of US corporate tax rates from 35% to 21%, the Company will not be able to apply $9,472,000 against any future US taxes payable.